Trade Receivables, Net	12 Months Ended
Dec. 31, 2022
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

Note 7: - Trade Receivables, Net

	December 31,
	2022	2021
	U.S. Dollars in thousands
Open accounts:
In NIS	$9,469	$16,093
In USD	17,659	18,736
	$27,128	$34,829
Checks receivable	124	333

	$27,252	$35,162
Less allowance for doubtful accounts(1)	-	-

Total Trade receivables, net	$27,252	$35,162

(1)	As of December 31, 2022 and 2021 no allowance for doubtful accounts was recognized.

An analysis of past due but not impaired trade receivables with reference to reporting date:

	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 121 days	Total
December 31, 2022	$22,710	$3,260	$788	$84	$7	$402	$27,252
December 31, 2021	$33,454	$593	$572	$122	$381	$40	$35,162

(1)	Subsequent to December 31, 2022, $18,660 thousand from the past due debt was collected. The amount collected include $372 thousand out of the over 121 days.